Stockholders' Equity (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 04, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Authorized repurchase amount of common shares exclusive of shares repurchased in connection with employee stock plans				$250 million
Shares repurchased in open market			1,990,000	0	2,100,000
Shares repurchased in open market, value			$ 100,000,000		$ 92,800,000
Shares repurchased in open market, average price			$ 50.17		$ 44.19
Total remaining authorized repurchase amount of common shares exclusive of shares repurchased in connection with employee stock plans	150,000,000
Common shares acquired in connection with employee stock plans, shares			200,000	600,000	200,000
Common shares acquired in connection with employee stock plans, amount			8,500,000	22,800,000	13,300,000
Aggregate statutory capital and surplus in our state regulated subsidiaries			4,300,000,000	3,800,000,000
Dividends to the parent company without prior approval by state regulatory authorities		740,000,000
Regulatory Requirements [Member]
Dividends to the parent company without prior approval by state regulatory authorities			$ 720,000,000